Summary of Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 137,389	$ 92,121	$ 478,281	$ 362,215	$ 389,589
Less: Dividends paid on and earnings allocated to participating securities	(1,795)	(1,170)	(5,798)	(4,333)	(4,871)
Earnings applicable to common stock	$ 135,594	$ 90,951	$ 472,483	$ 357,882	$ 384,718
Weighted average common shares outstanding	463,292,906	464,993,970	462,605,341	465,380,010	487,287,872
Basic earnings per common share	$ 0.29	$ 0.20	$ 1.02	$ 0.77	$ 0.79
Earnings applicable to common stock	$ 135,594	$ 90,951	$ 472,483	$ 357,882	$ 384,718
Potential dilutive common shares	594,031	418,674	676,061	283,322
Total shares for diluted earnings per common share computation	463,886,937	465,412,644	463,281,402	465,663,332	487,287,872
Diluted earnings per common share and common share equivalents	$ 0.29	$ 0.20	$ 1.02	$ 0.77	$ 0.79